UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 3/31/2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   May 6, 2003


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   490876

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                           March 31, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      213     2561 SH       Sole                                       2561
Vanguard US Value Fund Inv                      922020201      211    23642 SH       Sole                                      23642
3M Co.                         COM              88579Y101    12497    96110 SH       Sole                    21265             74845
AFLAC, Inc.                    COM              001055102    15306   477551 SH       Sole                    94350            383201
Abbott Laboratories            COM              002824100     1198    31850 SH       Sole                                      31850
Affiliated Computer Services,  COM              008190100     7989   180502 SH       Sole                    44150            136352
American International Group   COM              026874107    16210   327809 SH       Sole                    57766            270043
Amgen Inc.                     COM              031162100     9109   158274 SH       Sole                    35515            122759
Automatic Data Processing      COM              053015103     3343   108573 SH       Sole                      100            108473
BP PLC - Spons ADR             COM              055622104      739    19140 SH       Sole                                      19140
Bank of America                COM              060505104      277     4142 SH       Sole                                       4142
Baxter International, Inc.     COM              071813109     2277   122155 SH       Sole                      575            121580
Bemis Co.                      COM              081437105      229     5450 SH       Sole                                       5450
Berkshire Hathaway A           COM              084670108      255        4 SH       Sole                                          4
CVS Corp.                      COM              126650100      726    30420 SH       Sole                      150             30270
Cardinal Health, Inc.          COM              14149Y108    18183   319172 SH       Sole                    62431            256741
Carnival Corp. Cl A            COM              143658102      241    10000 SH       Sole                                      10000
ChevronTexaco Corp.            COM              166764100     1720    26605 SH       Sole                      375             26230
Cintas Corp.                   COM              172908105    10664   324123 SH       Sole                    52473            271650
Cisco Systems                  COM              17275R102    12540   966074 SH       Sole                   181504            784570
Coca-Cola Co.                  COM              191216100      541    13369 SH       Sole                                      13369
Colgate-Palmolive              COM              194162103    13830   254046 SH       Sole                    46370            207676
Concord EFS, Inc.              COM              206197105      209    22270 SH       Sole                                      22270
Costco Wholesale Corp.         COM              22160K105    14649   487815 SH       Sole                    84260            403555
Cypress Semiconductor          COM              232806109       94    13656 SH       Sole                                      13656
Dell Computer Corp.            COM              247025109    11601   424805 SH       Sole                    89470            335335
Ecolab, Inc.                   COM              278865100    18797   381037 SH       Sole                    79440            301597
Emerson Electric               COM              291011104     1531    33760 SH       Sole                                      33760
Exxon Mobil Corp.              COM              30231G102     2901    83004 SH       Sole                                      83004
Fannie Mae                     COM              313586109    19834   303498 SH       Sole                    51221            252277
Fifth Third Bancorp            COM              316773100    10766   214322 SH       Sole                    46888            167434
Franklin Resources             COM              354613101      206     6250 SH       Sole                                       6250
Freddie Mac                    COM              313400301      530     9975 SH       Sole                                       9975
General Electric               COM              369604103    17204   674670 SH       Sole                    98848            575822
Home Depot                     COM              437076102     5040   206903 SH       Sole                     1215            205688
ING Groep ADS                  COM              456837103      418    35802 SH       Sole                                      35802
Intel Corp.                    COM              458140100     2560   157276 SH       Sole                      800            156476
Johnson & Johnson              COM              478160104    21431   370330 SH       Sole                    48815            321515
Kimberly-Clark                 COM              494368103     1936    42585 SH       Sole                                      42585
Kohl's Corp.                   COM              500255104    10363   183156 SH       Sole                    34985            148171
MBNA Corp.                     COM              55262L100    13364   887986 SH       Sole                   170490            717496
Medtronic, Inc.                COM              585055106    21046   466449 SH       Sole                    75140            391309
Merck & Co.                    COM              589331107     1516    27683 SH       Sole                                      27683
Michaels Stores, Inc.          COM              594087108     1593    63675 SH       Sole                      500             63175
Microsoft Corp.                COM              594918104    21530   889306 SH       Sole                   124780            764526
Mohawk Industries, Inc.        COM              608190104      393     8200 SH       Sole                                       8200
Omnicom Group                  COM              681919106     9432   174123 SH       Sole                    33175            140948
PACCAR, Inc.                   COM              693718108      269     5346 SH       Sole                                       5346
PLX Technology, Inc.           COM              693417107       24    10000 SH       Sole                                      10000
Paychex, Inc.                  COM              704326107    11317   411968 SH       Sole                    77823            334145
PepsiCo, Inc.                  COM              713448108    17302   432553 SH       Sole                    72715            359838
Pfizer, Inc.                   COM              717081103    16744   537351 SH       Sole                    93527            443824
Praxair Inc.                   COM              74005P104     6327   112275 SH       Sole                    27875             84400
Procter & Gamble               COM              742718109     1899    21327 SH       Sole                      200             21127
QUALCOMM, Inc.                 COM              747525103     8999   249983 SH       Sole                    52535            197448
Royal Dutch Petroleum          COM              780257804      618    15162 SH       Sole                                      15162
SAFECO Corp.                   COM              786429100      283     8080 SH       Sole                                       8080
Southern Co.                   COM              842587107      478    16810 SH       Sole                                      16810
Starbucks Corp.                COM              855244109    24627   956008 SH       Sole                   159419            796589
State Street Corp.             COM              857477103    13985   442153 SH       Sole                    78721            363432
Sysco Corp.                    COM              871829107    18007   707813 SH       Sole                   116816            590997
Texas Instruments              COM              882508104     6298   384703 SH       Sole                    97185            287518
U.S. Bancorp                   COM              902973304      296    15600 SH       Sole                                      15600
United Parcel Service, Inc.    COM              911312106    18354   321997 SH       Sole                    51690            270307
Wal-Mart Stores                COM              931142103      252     4846 SH       Sole                                       4846
Walgreen Co.                   COM              931422109     5464   185360 SH       Sole                    56275            129085
Washington Federal             COM              938824109     1318    62657 SH       Sole                                      62657
Washington Mutual Inc.         COM              939322103      268     7601 SH       Sole                                       7601
Wells Fargo                    COM              949746101      507    11259 SH       Sole                                      11259
REPORT SUMMARY                 69 DATA RECORDS              490876            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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